Consolidated Statements of Operations and Comprehensive Income (Parentheticals) - $ / shares		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Diluted	[1]	$ 0.03	$ 0.22	$ 0.15
Diluted	[1]	30,249,315	30,000,000	30,000,000

[1]	Retroactively adjusted for the effects of the Stock Split (see Note 1).